Legal proceedings	6 Months Ended
Jun. 30, 2019
Disclosure Of Legal Proceedings [Abstract]
Legal proceedings

20 Legal proceedings

Findings regarding AML processes: As previously disclosed, after our September 2018 settlement with Dutch authorities concerning Anti-Money Laundering matters, and in the context of significantly increased attention on the prevention of financial economic crime, ING has experienced heightened scrutiny by authorities in various countries. The interactions with such regulatory and judicial authorities have included, and can be expected to continue to include, onsite visits, information requests, investigations and other enquiries. Such interactions, as well as ING’s internal assessments in connection with its global enhancement programme, have in some cases resulted in satisfactory outcomes, and also have resulted in, and may continue to result in, findings, or other conclusions which may require appropriate remedial actions by ING, or may have other consequences. We intend to continue to work in close cooperation with authorities as we seek to improve our management of non-financial risks in terms of policies, tooling, monitoring, governance, knowledge and behaviour.

Also as previously disclosed in March 2019, ING was informed by the Banca d’Italia of their report containing their conclusions regarding shortcomings in AML processes at ING’s Italian Branch, which was prepared based on an inspection conducted from October 2018 until January 2019. ING is also in discussion with Italian judicial authorities concerning these conclusions and related investigation. In line with the enhancement programme announced in 2018, ING is taking steps intended to improve processes and management of compliance risks as required by the Banca d’Italia. In consultation and in agreement with the Banca d’Italia, ING Italy has agreed that it will refrain from taking on new customers during further discussions on the enhancement plans with the Banca d’Italia. ING will continue to fully serve existing clients in Italy and is working hard to address the shortcomings and resolve the issues identified.

ING announced steps in September 2018 to enhance its management of compliance risks and embed stronger awareness across the whole organisation. This programme started in 2017 and includes enhancing KYC files and working on various structural improvements in compliance policies, tooling, monitoring, governance, knowledge and behaviour.

Tax cases: Because of the geographic spread of its business, ING may be subject to tax audits, investigations and procedures in numerous jurisdictions at any point in time. Although ING believes that it has adequately provided for all its tax positions, the ultimate resolution of these audits, investigations and procedures may result in liabilities which are different from the amounts recognised. ING has also identified issues in connection with its U.S. tax information reporting and withholding obligations in respect of prior periods. ING has agreed with the US Internal Revenue Service (IRS) to resolve these issues by paying the tax owed. ING will make the payment out of the provision it had already recognised.

Interest rate derivatives claims: ING is involved in several legal proceedings in the Netherlands with respect to interest rate derivatives that were sold to clients in connection with floating interest rate loans in order to hedge the interest rate risk of the loans. These proceedings are based on several legal grounds, depending on the facts and circumstances of each specific case, inter alia alleged breach of duty of care, insufficient information provided to the clients on the product and its risks and other elements related to the interest rate derivatives that were sold to clients. In some cases, the court has ruled in favour of the claimants and awarded damages, annulled the interest rate derivative or ordered repayment of certain amounts to the claimants. The total amounts that need to be repaid or compensated in some cases still need to be determined. ING may decide to appeal against adverse rulings. Although the outcome of the pending litigation and similar cases that may be brought in the future is uncertain, it is possible that the courts may ultimately rule in favour of the claimants in some or all of such cases. Where appropriate a provision has been taken. The aggregate financial impact of the current and future litigation could become material.

As requested by the AFM, ING has reviewed a significant part of the files of clients who bought interest rate derivatives. In December 2015, the AFM concluded that Dutch banks may have to re-assess certain client files, potentially including certain derivative contracts that were terminated prior to April 2014 or other client files. As advised by the AFM, the Minister of Finance appointed a Committee of independent experts (the “Committee”) which has established a uniform recovery framework for Dutch SME clients with interest rate derivatives. ING has adopted this recovery framework and has reassessed individual files against this framework. ING has taken an additional provision for the financial consequences of the recovery framework. In 2017, ING has informed the majority of the relevant clients whether they are in scope of the recovery framework, and thus eligible for compensation, or not. Because implementation by ING of the uniform recovery framework encountered delay, ING has previously offered advance payments to customers out of the existing provision. As of December 2018, all customers in scope of the uniform recovery framework have received an offer of compensation from ING (including offers of no compensation). As of 1 July 2019, the required process under the uniform recovery framework had been completed for approximately 99% of all customers in scope.